Shareholders' equity (Narrative) (Details)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		12 Months Ended
	May 16, 2013	Dec. 31, 2013 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2009 EUR (€)	Sep. 15, 2008 Lehman Brothers [Member]	Dec. 31, 2013 Lehman Brothers [Member] USD ($)	Dec. 31, 2013 Lehman Brothers [Member] EUR (€)	Dec. 31, 2013 Preferred Shares [Member]	Dec. 31, 2013 Common Shares [Member]	Dec. 31, 2013 Financing Preferred Shares [Member] EUR (€)	Dec. 31, 2012 Financing Preferred Shares [Member] EUR (€)
Schedule of Capitalization [Line Items]
Common shares, authorized (in shares)		110,000,000	110,000,000
Common shares, par value (in euro per share)		€ 0.04	€ 0.04
Preferred shares, authorized (in shares)		118,000	118,000							8,000	8,000
Preferred shares, par value (in euro per share)		€ 40	€ 40							€ 40	€ 40
Common shares, outstanding (in shares)		63,468,390	63,095,986
Preferred shares, outstanding		0								0
Voting rights per share		one vote per €0.04 par value
Number of votes per share									1
Period after denial of preferred share transfer to provide list of acceptable buyers								2 months		2 months
Period after approval of preferred share transfer for shareholder to complete transfer								3 months		3 months
Period after approval of preferred share transfer for management board to submit proposal to annul preferred shares		2 years
Preferred dividend paid-up amount				€ 5
Shares purchased and held which were accounted for as treasury shares (in shares)					2,552,071
Shortfall in the number of shares held (in shares)						221,359
Adjustment to paid in capital as result of settlement of the Lehman treasury shares		4,190,000
Cash compensation received in lieu of treasury stock						6,251,000
Cash compensation receivable for dividends paid on unaccounted treasury stock							273,062
Percent of principal claims for compensation received of unallocated treasury stock						92.20%
Gain on dilution of investments in subsidiaries		€ 3,587,000	€ 6,937,000
Number of months to repurchase shares	18 months
Maximum percentage of share's average closing price	110.00%
Shares bought back under the authorization (in shares)						2,305,069
Treasury stock, shares to be retired (in shares)						25,643
Purchased and held shares accounted as treasury shares (in shares)		0
Maximum percentage of common shares issued which the company can hold in treasury		10.00%